UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2007

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       January 11, 2008
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:   $134,065
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               December 31, 2007


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMERICAN INTL GP INC            COM                 026874107     206       3,534   SH	       SOLE	   NONE	     	       3,534
AMGEN INC                       COM                 031162100   5,692     122,569   SH	       SOLE	   NONE	   2,270     120,299
ASTRAZENECA, PLC                SPONSORED ADR       046353108   5,824     136,000   SH         SOLE        NONE    2,500     133,500
AVON PRODUCTS INC		COM                 054303102   7,120     180,118   SH         SOLE        NONE    3,200     176,918
BANK OF AMERICA CORP            COM                 060505104   6,104     147,952   SH         SOLE        NONE    2,900     145,052
CITIGROUP INC	                COM                 172967101   4,338     147,346   SH         SOLE        NONE    2,900     144,446
GANNETT INC		        COM                 364730101   5,225     133,973   SH         SOLE        NONE    2,850     131,123
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   6,253     124,092   SH         SOLE        NONE    2,390     121,702
HSBC HLDNGS PLC                 SPON ADR NEW        404280406     208       2,480   SH         SOLE        NONE                2,480
HOME DEPOT INC		        COM                 437076102	4,912     182,337   SH         SOLE        NONE    3,200     179,137
JOHNSONS & JOHNSONS             COM                 478160104   6,816     102,191   SH         SOLE        NONE    2,000     100,191
JP MORGAN CHASE & CO            COM                 46625H100   7,182     164,544   SH         SOLE        NONE    2,500     162,044
KIMBERLY CLARK		        COM                 494368103   6,393      92,201   SH         SOLE        NONE    1,700      90,501
LILLY ELI                	COM                 532457108   6,154     115,256   SH         SOLE        NONE    2,200     113,056
LOWES COS INC			COM		    548661107	4,890     216,191   SH         SOLE        NONE    3,860     212,331
MBIA INC	                COM                 55262C100   2,111     113,310   SH         SOLE        NONE    1,800     111,510
PFIZER             	 	COM                 717081103   5,884     258,854   SH         SOLE        NONE    5,850     253,004
SARA LEE CORP	                COM                 803111103   6,025     375,162   SH         SOLE        NONE    7,100     368,062
STATE STR CORP                  COM                 857477103     464       5,714   SH         SOLE        NONE                5,714
3M CO                           COM                 88579Y101   7,028      83,353   SH         SOLE        NONE    1,740      81,613
US BANCORP DEL		        COM NEW             902973304   6,999     220,518   SH         SOLE        NONE    4,250     216,268
WACHOVIA CORP 2ND NEW           COM		    929903102   5,798     152,464   SH         SOLE        NONE    2,600     149,864
WAL MART STORES INC             COM                 931142103   7,264     152,825   SH         SOLE        NONE    3,100     149,725
WASHINGTON MUTUAL INC           COM                 939322103   2,656     195,143   SH         SOLE        NONE    3,800     191,343
WELLS FARGO & CO NEW            COM                 949746101   6,181     204,733   SH         SOLE        NONE    4,010     200,723
WYETH                           COM                 983024100   6,338     143,429   SH         SOLE        NONE    2,950     140,479

